Revenue Recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue
Total Revenue	$ 458,633	$ 2,821,044	$ 5,385,077	$ 3,677,896
Professional services (over time)
Disaggregation of Revenue
Total Revenue	383,633	2,758,544	4,415,512	3,477,896
Termination expense reimbursement (point in time)
Disaggregation of Revenue
Total Revenue			719,565
License fees (over time)
Disaggregation of Revenue
Total Revenue	$ 75,000	$ 62,500	$ 250,000	$ 200,000